Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of trade and other current receivables

	31 December 2022 £m	31 December 2021* £m
Amounts receivable for the sale of goods and services	69.4	34.0
Less provision for bad and doubtful debts	(2.4)	(0.8)

	67.0	33.2
Other receivables*	9.4	22.2
Prepayments	7.6	5.1

	84.0	60.5

*
This relates to a measurement period adjustment to the consideration for the acquisition of BioVision, whereby this was reduced by $18.0m (£
13.3
m) but the cash was not received until the year ended 31 December 2022 (refer to note 29 for further details).

Summary of ageing of trade receivables
Ageing of trade receivables:

	31 December 2022			31 December 2021
	Gross £m	Provision £m	Net £m	Gross £m	Provision £m	Net £m
Not past due	26.5	—	26.5	18.7	—	18.7
Past due
0 to 30 days	12.7	(0.1)	12.6	5.8	—	5.8
30 to 60 days	8.3	(0.2)	8.1	2.9	—	2.9
More than 60 days	21.9	(2.1)	19.8	6.6	(0.8)	5.8

	42.9	(2.4)	40.5	15.3	(0.8)	14.5
	69.4	(2.4)	67.0	34.0	(0.8)	33.2

Summary of movement in provision for bad and doubtful debts
Movement in provision for bad and doubtful debts:

	31 December 2022 £m	31 December 2021 £m
Balance at beginning of the year / period	(0.8)	(0.7)
Impairment losses recognized in the income statement	(1.6)	(0.1)

Balance at end of the year / period	(2.4)	(0.8)